Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Schedule of Exchange Rates Consolidated Financial Statements

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these unaudited condensed consolidated financial statements:

	As of
	June 30, 2025	December 31, 2024
Year-end spot rate	7.8499	7.7677

	For the six months ended June 30,
	2025	2024	2023
Average rate	7.7917	7.8191	7.8394